Intangibles And Goodwill (Narrative) (Details)	Feb. 01, 2021
Disclosure of detailed information about intangible assets [abstract]
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the cable cash generation	10.00%
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the satellite cash generation	10.00%
Hypothetical decline in the recoverable amount of the wireless generating unit	10.00%